Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		€ 1,461	€ 1,653
Subordinated borrowings [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of subordinated borrowings		1,312	1,490
Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings		680	770
Fair value of subordinated borrowings		€ 692	763
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	[1]	5.50%
Coupon date		Semi-annually, April 11
Year of issue		2018
Year of maturity		2048
Year of next call		2028
Subordinated borrowings		€ 680	770
USD 800 million fixed floating subordinated notes [member] | Aegon Ltd. [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	[1]	5.50%
Coupon date		Semi-annually, April 11
Year of issue		2018
Year of maturity		2048
Year of next call		2028
Subordinated borrowings		€ 680	770
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	[2]	5.10%
Coupon date	[2]	Quarterly, March 15
Year of issue	[2]	2019
Year of maturity	[2]	2049
Year of next call	[2]	2026
Subordinated borrowings	[2]	€ 781	€ 883

[1]	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6-month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
[2]	Issued by a subsidiary of, and guaranteed by Aegon Ltd.